CONTINGENT LIABILITIES AND COMMITMENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS

9.	CONTINGENT LIABILITIES AND COMMITMENTS

[a] Contingent liabilities

[i] On September 29, 2020, James Sever filed a Notice of Civil Claim against the Company in the Supreme Court of British Columbia (the “Sever Claim”). The Sever Claim alleges that Mr. Sever had an employment and/or other similar contractual relationship with the Company, and that the Company breached such contractual relationship by way of constructive dismissal or similar conduct. The Sever Claim seeks damages in excess of $2.5 million, certain equity compensation, prejudgment garnishment, costs, interest and other non-monetary relief. On July 27, 2021, the Company filed a response to the Sever Claim. On April 5, 2022, the Company filed an amended response to the Sever Claim, which included the following pleadings: (a) British Columbia is an inappropriate and inconvenient forum for the Sever Claim; (b) to the extent that British Columbia is the appropriate forum for the Sever Claim, nonetheless: (i) the Sever Claim is barred in whole or in part by applicable doctrines of delay / statute of limitations, (ii) the Company did not constructively dismiss Mr. Sever and, instead, it was Mr. Sever that abandoned, quit or resigned from his obligations to the Company, (iii) the Company has no debts, liabilities or obligations to Mr. Sever. The Company intends to vigorously defend against the Sever Claim, and believes that the Sever Claim is without merit. As the Company cannot predict the outcome of the Sever Claim, no provision has been recognized as there is no present obligation and the probability of an outcome cannot be determined.

[ii] On December 31, 2020, GEM Yield Bahamas Limited (“GEM”) served the Company with a Notice of Intention to Arbitrate (the “New York Arbitration Notice”) before the American Arbitration Association in New York (the “GEM New York Arbitration”). The New York Arbitration Notice alleges the Company breached a Share Subscription Agreement dated November 15, 2019 entered into between the Company and GEM (the “GEM Agreement”), among other things, claiming damages of approximately $3.4 million (CA$4.2 million). On January 19, 2021, the Company filed a petition in the New York Supreme Court to stay the GEM New York Arbitration claiming the GEM Agreement was not valid. On March 19, 2021, the Court in the New York State Action ruled that there was an arbitration clause in the GEM Agreement but it was up to the arbitrator to determine if the arbitration clause was valid. Following this ruling, the New York State Action was closed. In June 2021, GEM filed a Statement of Claim in the GEM New York Arbitration, and the Company filed a Statement of Answer denying the existence of any binding agreement between the Company and GEM, among other defenses. In January 2022, the Company filed a Modified Statement of Defense and Counterclaims. On April 8, 2022, the parties agreed to consolidate this arbitration with the GEM Montreal Arbitration. The parties then filed consolidated pleadings, and both matters will be decided via arbitration in Montreal. The Company intends to vigorously defend itself in the GEM New York Arbitration and believes the allegations lack merit. As the Company cannot predict the outcome of this arbitration proceeding, no provision has been recognized in respect to the GEM New York Arbitration as there is no present obligation and the probability of an outcome cannot be determined.

[iii] On February 8, 2021, GEM instituted another arbitration against the Company before the International Centre for Dispute Resolution in Montreal Canada (the “GEM Montreal Arbitration”) and joined GEM’s affiliate, GEM Global Yield LLC SCS (“GEM Global Yield” together with GEM, the “GEM Parties”). The Statement of Claim filed by the GEM Parties alleges the Company breached a Share Subscription Agreement dated November 15, 2019 and promissory note, among other things, claiming damages of approximately $3.9 million (CA$4.9 million), in addition to costs and expenses, stemming from the Company’s alleged failure to issue to GEM Global Yield warrants to purchase up to 33 million shares of the Company’s common stock. The Company filed a Statement of Defense denying the existence of any binding agreement between the Company and GEM, among other defenses. In January 2022, the Company filed an Amended Statement of Defense and Cross-claim. On April 8, 2022, the parties agreed to consolidate this arbitration with the GEM New York Arbitration.  The parties then filed consolidated pleadings, and both matters will be decided via arbitration in Montreal. The Company intends to vigorously defend itself in the GEM Montreal Arbitration and believes the allegations lack merit. As the Company cannot predict the outcome of this arbitration proceeding, no provision has been recognized in respect to the GEM Montreal Arbitration as there is no present obligation and the probability of an outcome cannot be determined.

[iv] On April 19, 2021, Lampert Advisors, LLC (“Lampert”) filed a Verified Complaint against the Company’s wholly owned subsidiary Western Magnesium Corp., a Nevada corporation (“Western Magnesium – Nevada”) in the Supreme Court of the State of New York, County of New York (the “Lampert Lawsuit”). The complaint filed in the Lampert Lawsuit alleges that Lampert entered into an agreement with Western Magnesium – Nevada to provide various financial advisory services including acquisition advisory services and act as an exclusive placement agent for a combination of debt and equity securities (the “Lampert Agreement”), that it performed all services required under that agreement and that it is owed $367,227 plus interest at the rate of 9% from February 3, 2021 and that it has a right of first refusal to act as financial advisor in connection with any debt, equity or debt restructuring assignments on terms, conditions and compensation customary for Lampert for a transaction of the type contemplated. Although Lampert claims to have personally served Western Magnesium – Nevada, the Company never received the Summons and Complaint and therefore, never submitted a response. On September 9, 2021, Lampert filed a Motion seeking the entry of a default judgment (the “Motion”). The Company opposed the Motion and filed a cross-motion to compel Lampert to accept the Company’s answer. The Court granted the Company’s cross-motion and denied Lampert’s Motion as moot. On March 4, 2022, the Company filed a Verified Amended Answer, Affirmative Defenses, and Counterclaims. The counterclaims seek at least $120,000 in damages from Lampert. The Company intends to vigorously defend against the Lampert Lawsuit and prosecute its counterclaims, and the Company believes that the claims asserted by Lampert are without merit. As the Company cannot predict the outcome of the Lampert Lawsuit, no provision has been recognized as there is no present obligation and the probability of an outcome cannot be determined.

[b] Commitments

[i] On November 1, 2016, the Company signed a contract services agreement with Lodestar Management Group, LLC (“Lodestar”), a US corporate logistics company. Lodestar provides advisory, consulting, negotiation and other management services relating to corporate management, administrative and/or operational activities of the Company. The term of the contract was for one year and has been renewed under the same terms on January 1, 2018 and 2019. The Company has agreed to compensate Lodestar in the amount of $1,800 or CA$2,500 per month by either cash or arrangement of the issuance of shares. The number of shares issued will be based on the share price on the day of issuance that is not lower than the CA$0.05 per share minimum requirement and will not exceed $1,800 or CA$2,500 in value. The shares will be issued on the last working day of each month for a period of twelve months. During the six months ended April 30, 2022, the Company paid $30,624 in cash (2021 – $nil) and did not issue any shares (2021 – nil) to Lodestar. As at April 30, 2022, the outstanding amounts payable to Lodestar was $32,716 (October 31, 2021 – $53,491).

[ii] During the year ended October 31, 2020, the Company has entered into a lease agreement for its research and development pilot plant in Burnaby, British Columbia with a lease term from October 1, 2020 to September 30, 2023 at a monthly rent of $16,194 (CA$20,715). In June 2021, the Company renewed its sublease agreement with a company controlled by a director and officer for its office in Vancouver, British Columbia with a lease term from April 1, 2021 to March 31, 2023 at a monthly rent of $7,656 (CA$9,794). In September 2021, the Company entered into a lease agreement for its corporate head office in McLean, Virginia with a lease term from September 14, 2021 to February 28, 2025 at a monthly rent of $9,113. The Company will be abated for the first five months and is entitled to a tenant allowance of $41,010 [notes 5 and 6].

10. CONTINGENT LIABILITIES AND COMMITMENTS

[a]	Contingent liabilities

[i] On September 29, 2020, James Sever filed a Notice of Civil Claim against the Company in the Supreme Court of British Columbia (the “Sever Claim”). The Sever Claim alleges that Mr. Sever had an employment and/or other similar contractual relationship with the Company, and that the Company breached such contractual relationship by way of constructive dismissal or similar conduct. The Sever Claim seeks damages in excess of $2.5 million, certain equity compensation, prejudgment garnishment, costs, interest and other non-monetary relief. On July 27, 2021, the Company filed a response to the Sever Claim, which included the following pleadings: (a) that the Company was never properly served with the Sever Claim; (b) that the Company had never had any form of employment, independent or consulting relationship or agreement with Mr. Sever; (c) that the Company had no debts, liabilities or obligations to Mr. Sever; (d) that to the extent that Mr. Sever had some form of employment, independent or consulting or similar relationship or agreement as alleged in the Sever Claim, such contract or relationship, if one existed, was never with the Company and was with some other corporate entity. The Company intends to vigorously defend against the Sever Claim, and believes that the Sever Claim is without merit. As the Company cannot predict the outcome of the Sever Claim, no provision has been recognized as there is no present obligation and the probability of an outcome cannot be determined.

[ii] On December 30, 2020, the Company entered into a settlement agreement with Frank Halliday, a former director and officer of the Company, whereby the Company has agreed to pay Mr. Halliday termination pay in the amount of CA$102,001 (USD equivalent $76,588) via installment payments commencing in January 2021 until October 2021. As at October 31, 2020, the Company had recorded a provision for the settlement amount. As at October 31, 2021, the Company had paid the entire balance, reducing the provision to $nil.

[iii] On December 31, 2020, GEM Yield Bahamas Limited (“GEM”) served the Company with a Notice of Intention to Arbitrate (the “New York Arbitration Notice”) before the American Arbitration Association in New York (the “GEM New York Arbitration”). The New York Arbitration Notice alleges the Company breached a Share Subscription Agreement dated November 15, 2019 entered into between the Company and GEM (the “GEM Agreement”), among other things, claiming damages of CA$4.2 million (USD equivalent $3.4 million). On January 19, 2021, the Company filed a petition in the New York Supreme Court to stay the GEM New York Arbitration claiming the GEM Agreement was not valid. On March 19, 2021, the Court in the New York State Action ruled that there was an arbitration clause in the GEM Agreement but it was up to the arbitrator to determine if the arbitration clause was valid. Following this ruling, the New York State Action was closed. In June 2021, GEM filed a Statement of Claim in the GEM New York Arbitration, and the Company filed a Statement of Answer denying the existence of any binding agreement between the Company and GEM, among other defenses. In January 2022, the Company filed a Modified Statement of Defense and Counterclaims. The Company intends to vigorously defend itself in the GEM New York Arbitration and believes the allegations lack merit. As the Company cannot predict the outcome of this arbitration proceeding, no provision has been recognized in respect to the GEM New York Arbitration as there is no present obligation and the probability of an outcome cannot be determined.

[iv] On February 8, 2021, GEM instituted another arbitration against the Company before the International Centre for Dispute Resolution in Montreal Canada (the “GEM Montreal Arbitration”) and joined GEM’s affiliate, GEM Global Yield LLC SCS (“GEM Global Yield” together with GEM, the “GEM Parties”). The Statement of Claim filed by the GEM Parties alleges the Company breached a Share Subscription Agreement dated November 15, 2019 and promissory note, among other things, claiming damages of approximately CA$4.9 million (USD equivalent $3.9 million), in addition to costs and expenses, stemming from the Company’s alleged failure to issue to GEM Global Yield warrants to purchase up to 33 million shares of the Company’s common stock. The Company filed a Statement of Defense denying the existence of any binding agreement between the Company and GEM, among other defenses. In January 2022, the Company filed an Amended Statement of Defense and Cross-claim. The Company intends to vigorously defend itself in the GEM Montreal Arbitration and believes the allegations lack merit. As the Company cannot predict the outcome of this arbitration proceeding, no provision has been recognized in respect to the GEM Montreal Arbitration as there is no present obligation and the probability of an outcome cannot be determined.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

[v] On April 19, 2021, Lampert Advisors, LLC (“Lampert”) filed a Verified Complaint against the Company’s wholly owned subsidiary Western Magnesium Corp., a Nevada corporation (“Western Magnesium – Nevada”) in the Supreme Court of the State of New York, County of New York (the “Lampert Lawsuit”). The complaint filed in the Lampert Lawsuit alleges that Lampert entered into an agreement with Western Magnesium – Nevada to provide various financial advisory services including acquisition advisory services and act as an exclusive placement agent for a combination of debt and equity securities (the “Lampert Agreement”), that it performed all services required under that agreement and that it is owed $367,227 plus interest at the rate of 9% from February 3, 2021 and that it has a right of first refusal to act as financial advisor in connection with any debt, equity or debt restructuring assignments on terms, conditions and compensation customary for Lampert for a transaction of the type contemplated. Although Lampert claims to have personally served Western Magnesium – Nevada, the Company never received the Summons and Complaint and therefore, never submitted a response. On September 9, 2021, Lampert filed a Motion seeking the entry of a default judgment (the “Motion”). The Company opposed the Motion and filed a cross-motion to compel Lampert to accept the Company’s answer. The Court granted the Company’s cross-motion and denied Lampert’s Motion as moot. The Court scheduled a preliminary conference for the parties on March 30, 2022. The Company intends to vigorously defend against the Lampert Lawsuit, and believes that the Lampert Lawsuit is without merit. As the Company cannot predict the outcome of the Lampert Lawsuit, no provision has been recognized as there is no present obligation and the probability of an outcome cannot be determined.

[b]	Commitments

[i] On November 1, 2016, the Company signed a contract services agreement with Lodestar Management Group, LLC (“Lodestar”), a US corporate logistics company. Lodestar provides advisory, consulting, negotiation and other management services relating to corporate management, administrative and/or operational activities of the Company. The term of the contract was for one year and has been renewed under the same terms on January 1, 2018 and 2019. The Company has agreed to compensate Lodestar in the amount of $1,800 or CA$2,500 per month by either cash or arrangement of the issuance of shares. The number of shares issued will be based on the share price on the day of issuance that is not lower than the CA$0.05 per share minimum requirement and will not exceed $1,800 or CA$2,500 in value. The shares will be issued on the last working day of each month for a period of twelve months. During the year ended October 31, 2021, the Company paid $21,600 in cash (2020 – $nil) and did not issue any shares to Lodestar (2020 – nil). As at October 31, 2021, the outstanding amounts payable to Lodestar was $53,491.

[ii] During the year ended October 31, 2020, the Company has entered into a lease agreement for its research and development pilot plant in Burnaby, British Columbia with a lease term from October 1, 2020 to September 30, 2023 at a monthly rent of CA$20,715 (USD equivalent $16,727). In June 2021, the Company renewed its sublease agreement with a company controlled by a director and officer for its corporate office in Vancouver, British Columbia with a lease term from April 1, 2021 to March 31, 2023 at a monthly rent of CA$9,794 (USD equivalent $7,909). In September 2021, the Company entered into a lease agreement for its office in McLean, Virginia with a lease term from September 14, 2021 to February 28, 2025 at a monthly rent of $9,113. The Company will be abated for the beginning five months and is entitled to a tenant allowance of $41,010 [notes 6 and 7].

[iii] Pursuant to an agreement entered on August 29, 2018 and which was approved by the TSX-V on September 12, 2018, a company controlled by a director and officer is eligible to receive up to 5% of the issued and outstanding common shares of the Company as at August 28, 2018 for up to $5 million raised. During the year ended October 31, 2021, the commitment was met. On November 3, 2021, the Company issued 9,163,425 common shares at a price of CA$0.65 per share with a total fair value of CA$5,956,226 (USD equivalent $4,796,832) as share issue costs.